Stockholders' Equity (Details) - USD ($)		12 Months Ended
	Mar. 25, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 08, 2019	Aug. 13, 2019
Subsidiary, Sale of Stock [Line Items]
Shares of capital stock authorized (in shares)		1,100,000,000
Shares of common stock authorized (in shares)		1,000,000,000	1,000,000,000
Common stock, par value (in USD per share)		$ 0.01	$ 0.01
Shares of preferred stock authorized (in shares)		100,000,000
Preferred stock, par value (in USD per share)		$ 0.01
Common stock, shares outstanding (in shares)		12,232,289	8,851,759
Aggregate distributions paid		$ 5,251,743	$ 2,004,075
Distributions paid in cash		4,145,377	1,602,472
Issuance of common stock through dividend reinvestment program		1,106,366	401,603
Common stock distributions declared but not yet paid		$ 511,824	$ 365,517
Distributions per common share (in USD per share)		$ 0.50	$ 0.50
LTIP
Subsidiary, Sale of Stock [Line Items]
Share price (in USD per share)	$ 10.00
Time Based Shares | LTIP
Subsidiary, Sale of Stock [Line Items]
LTIP time-based units awarded (in shares)	12,438
LTIP unit vesting period (in years)	4 years
Time Based Shares | LTIP | Tranche 1
Subsidiary, Sale of Stock [Line Items]
Annual vesting percentage	25.00%
Time Based Shares | LTIP | Tranche 2
Subsidiary, Sale of Stock [Line Items]
Annual vesting percentage	25.00%
Time Based Shares | LTIP | Tranche 3
Subsidiary, Sale of Stock [Line Items]
Annual vesting percentage	25.00%
Time Based Shares | LTIP | Tranche 4
Subsidiary, Sale of Stock [Line Items]
Annual vesting percentage	25.00%
Performance Shares | LTIP
Subsidiary, Sale of Stock [Line Items]
LTIP time-based units awarded (in shares)	37,312
LTIP target percentage on amount per unit	10.00%
LTIP equivalent percentage of distributions	90.00%
Share based compensation		$ 71,000	$ 0
2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Shares of preferred stock authorized (in shares)				5,000,000
Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Stock issued during period through dividend reinvestment (in shares)		150,762
Common Class A
Subsidiary, Sale of Stock [Line Items]
Shares of common stock authorized (in shares)					500,000,000
Common stock, shares outstanding (in shares)		12,214,771
Common Class A | CROP
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares)		20,000
Common Class T
Subsidiary, Sale of Stock [Line Items]
Shares of common stock authorized (in shares)					500,000,000
Common stock, shares outstanding (in shares)		17,518